SCHEDULE OF BLACK-SCHOLES OPTION PRICING MODEL (Details) - $ / shares	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Weighted average risk-free interest rate	4.05%	3.60%	3.60%	3.92%
Weighted average expected volatility	105.97%	107.15%	107.15%	103.30%
Weighted average expected term (in years)	5 years 10 months 2 days	5 years 9 months 10 days	5 years 9 months 10 days	5 years 2 months 4 days
Expected dividend yield			0.00%	0.00%
Exercise price	$ 31.50	$ 25.98	$ 25.98	$ 17.43
Estimated fair value of stock price	$ 44.40	$ 31.50